UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment  (  ); Amendment Number:
This Amendment  (Check only one.):	(  ) is a restatement.
						(  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nationwide Mutual Fire Insurance Company
Address:	One Nationwide Plaza
		Columbus, OH  43215

13F File Number:	28-1403

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Robert J. Woodward, Jr.
Title:	Executive Vice President and Chief Investment Officer
Phone:	(614)249-7696
Signature, Place, and Date of Signing:

	Robert J. Woodward, Jr.		Columbus, Ohio	November 8, 1999


Report Type (Check only one.):

( X)		13F HOLDINGS REPORT.

(  )		13F NOTICE.

(  )		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934





                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	$591,011


List of Other Included Managers:

No.	13F File Number	Name

01
02
03
04


FORM 13F INFORMATION TABLE
9/30/1999
                                                            VALUE    SHARES/  SH/  PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP  (X$1000)   PRIN AMT  PRN  CALL DSCRETN  MANAGERS       SOLE  SHARED  NONE

ABBOTT LABS                     COM            002824100       881    24,000  SH        SHARED   03                         24,000
AMERICAN HOME PRODS CORP        COM            026609107     6,059   146,000  SH        SHARED   03                       146,000
AMERICAN INTL GROUP INC         COM            026874107    40,106   461,321  SH        SHARED   03                        461,321
AMVESCAP PLC                    SPONSORED ADR  03235E100     1,636    39,966  SH        SHARED   03                         39,966
AVERY DENNISON CORP             COM            053611109     8,429   159,800  SH        SHARED   03                       159,800
BP AMOCO P L C                  SPONSORED ADR  055622104     7,039    63,520  SH        SHARED   03                         63,520
BANK ONE CORP                   COM            06423A103    15,874   455,999  SH        SHARED   03                      455,999
BELO A H CORP DEL               COM SER A      080555105       219    11,450  SH        SHARED   03                           11,45
BERKSHIRE HATHAWAY INC DEL      CL A           084670108    10,560       192  SH        SHARED   03
BLACK & DECKER CORP             COM            091797100     1,083    23,700  SH        SHARED   03                         23,700
BRISTOL MYERS SQUIBB CO         COM            110122108    23,679   350,800  SH        SHARED   03                      350,800
CATERPILLAR INC DEL             COM            149123101    10,387   189,500  SH        SHARED   03                       189,500
COX COMMUNICATIONS INC NEW      CL A           224044107       514    12,308  SH        SHARED   03                          12,308
DONALDSON LUFKIN & JENRETTE     COM            257661108     5,048   127,600  SH        SHARED   03                       127,600
DOVER CORP                      COM            260003108     6,618   161,900  SH        SHARED   03                        161,900
DOW CHEM CO                     COM            260543103     9,033    79,500  SH        SHARED   03                         79,500
EMERSON ELEC CO                 COM            291011104     1,449    22,930  SH        SHARED   03                         22,930
EXXON CORP                      COM            302290101    16,538   217,600  SH        SHARED   03                       217,600
FEDERAL NATL MTG ASSN           COM            313586109    10,613   169,300  SH        SHARED   03                       169,300
FORD MTR CO DEL                 COM            345370100     4,683    93,200  SH        SHARED   03                         93,200
FRANKLIN RES INC                COM            354613101     6,351   207,800  SH        SHARED   03                      207,800
GENERAL ELEC CO                 COM            369604103    78,073   658,500  SH        SHARED   03                      658,500
HCR MANOR CARE INC              COM            404134108     3,087   179,615  SH        SHARED   03                        179,615
HEWLETT PACKARD CO              COM            428236103    12,705   140,000  SH        SHARED   03                       140,000
HOME DEPOT INC                  COM            437076102    21,246   309,600  SH        SHARED   03                      309,600
HONEYWELL INC                   COM            438506107     2,621    23,550  SH        SHARED   03                         23,550
INGERSOL RAND CO                COM            456866102     4,862    88,500  SH        SHARED   03                         88,500
INTERNATIONAL BUSINESS MACHS    COM            459200101     4,840    40,000  SH        SHARED   03                         40,000
JOHNSON & JOHNSON               COM            478160104    56,338   613,200  SH        SHARED   03                       613,200
KROGER CO                       COM            501044101    11,431   518,100  SH        SHARED   03                        518,100
LANCASTER COLONY CORP           COM            513847103       320    10,000  SH        SHARED   03                          10,000
MBNA CORP                       COM            55262L100     4,551   199,500  SH        SHARED   03                       199,500
MELLON BK CORP                  COM            585509102     3,605   107,200  SH        SHARED   03                       107,200
MERCK & CO INC                  COM            589331107    46,569   718,520  SH        SHARED   03                       718,520
MINNESOTA MNG & MFG CO          COM            604059105    10,567   110,000  SH        SHARED   03                        110,000
MOLEX INC                       COM            608554101    15,696   431,512  SH        SHARED   03                        431,512
MOLEX INC                       CL A           608554200    13,970   431,512  SH        SHARED   03                        431,512
MORGAN J P & CO INC             COM            616880100    10,283    90,000  SH        SHARED   03                         90,000
NATIONAL CITY CORP              COM            635405103     3,403   127,500  SH        SHARED   03                       127,500
PARKER HANNIFIN CORP            COM            701094104     6,520   145,500  SH        SHARED   03                       145,500
PEPSICO INC                     COM            713448108       488    16,000  SH        SHARED   03                          16,000
PFIZER INC                      COM            717081103     3,487    97,200  SH        SHARED   03                         97,200
PRICE T ROWE & ASSOCIATES       COM            741477103     5,981   218,000  SH        SHARED   03                       218,000
PROCTOR & GAMBLE CO             COM            742718109    22,500   240,000  SH        SHARED   03                      240,000
SAFEWAY INC                     COM NEW        786514208     8,156   214,290  SH        SHARED   03                       214,290
SCHERING PLOUGH CORP            COM            806605101    17,450   400,000  SH        SHARED   03                      400,000
SCRIPPS E W CO OHIO             CL A           811054204     3,684    75,000  SH        SHARED   03                         75,000
US BANCORP DEL                  COM            902973106     3,894   129,000  SH        SHARED   03                       129,000
VULCAN MATLS CO                 COM            929160109    12,416   339,000  SH        SHARED   03                      339,000
WARNER LAMBERT CO               COM            934488107     5,496    82,800  SH        SHARED   03                         82,800
WELLS FARGO & CO                COM            949740104     7,846   198,000  SH        SHARED   03                       198,000
WORTHINGTON INDS INC            COM            981811102     2,127   125,100  SH        SHARED   03                        125,100
